Revenues and other income - Schedule of revenues (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 50	€ 68	€ 116	[1]
Research tax credit	1,927	2,437	3,251
Subsidies	526	20	90
Other	10	17	22
Other income	2,462	2,473	3,363	[1]
Total revenues and other income	2,512	2,541	3,479	[1]
Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	50	40	109
Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 0	€ 28	€ 7

[1]	The Company applied the new standard IFRS 16 – Leases starting January 1, 2019 following the modified retrospective method, the comparative financial statements are therefore not restated (see Note 2.1 for further details on the impacts of the first application of IFRS 16 – Leases)